Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	£ 14,741	£ 14,845	£ 14,429
Costs of services	(12,290)	(12,326)	(11,890)
Gross profit	2,451	2,519	2,539
General and administrative costs	(1,126)	(1,988)	(1,181)
Operating profit	1,325	531	1,358
Earnings/(losses) from associates	36	70	(60)
Profit before interest and taxation	1,361	601	1,298
Finance and investment income	137	127	145
Finance costs	(417)	(389)	(359)
Revaluation and retranslation of financial instruments	(50)	7	76
Profit before taxation	1,031	346	1,160
Taxation	(402)	(149)	(385)
Profit for the year	629	197	775
Attributable to:
Equity holders of the parent	542	110	683
Non-controlling interests	87	87	92
Profit for the year	£ 629	£ 197	£ 775
Earnings per share
Basic earnings per ordinary share (sterling per share)	£ 0.503	£ 0.103	£ 0.622
Diluted earnings per ordinary share (sterling per share)	£ 0.494	£ 0.101	£ 0.612